UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2017 (Unaudited)

Deutsche Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 46.2%
Deutsche Core Equity Fund "Institutional" (a)	398,962	11,490,109
Deutsche European Equity Fund "Institutional"* (a)	135,692	1,666,298
Deutsche Small Cap Core Fund "S" (a)	47,306	1,546,917
Total Equity - Equity Funds (Cost $8,242,392)		14,703,324
Equity - Exchange-Traded Funds 9.7%
iShares MSCI Japan ETF	14,050	841,736
iShares MSCI Pacific ex Japan ETF	15,655	744,082
SPDR Bloomberg Barclays Convertible Securities ETF	28,800	1,487,520
Total Equity - Exchange-Traded Funds (Cost $2,804,263)		3,073,338
Fixed Income - Bond Funds 18.6%
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	27,899	327,539
Deutsche Floating Rate Fund "Institutional" (a)	10,762	88,571
Deutsche Global High Income Fund "Institutional" (a)	62,468	429,777
Deutsche High Conviction Global Bond Fund "S" (a)	99,208	922,630
Deutsche High Income Fund "Institutional" (a)	179,820	859,542
Deutsche Total Return Bond Fund "Institutional" (a)	212,792	2,289,637
Deutsche U.S. Bond Index Fund "Institutional" (a)	103,693	981,974
Total Fixed Income - Bond Funds (Cost $5,836,939)		5,899,670
Fixed Income - Exchange-Traded Funds 16.7%
iShares Core U.S. Aggregate Bond ETF	19,600	2,137,968
iShares TIPS Bond ETF	16,000	1,818,880
VanEck Vectors JPMorgan EM Local Currency Bond ETF	72,914	1,369,325
Total Fixed Income - Exchange-Traded Funds (Cost $5,396,757)		5,326,173
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 3.4%
U.S. Treasury Bill, 1.18% **, 8/16/2018 (b) (Cost $1,082,765)	1,092,000	1,080,148
	Shares	Value ($)
Fixed Income - Money Market Fund 2.6%
Deutsche Central Cash Management Government Fund, 1.12% (a) (c) (Cost $832,565)	832,565	832,565
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $24,195,681)	97.2	30,915,218
Other Assets and Liabilities, Net	2.8	874,599
Net Assets	100.0	31,789,817

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) At November 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
CBOE: Chicago Board Options Exchange
EAFE: Europe, Australasia and Far East
EM: Emerging Markets
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At November 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
MSCI Mini EAFE Index	USD	12/15/2017	13	1,281,641	1,312,480	30,839
MSCI Mini Emerging Market Index	USD	12/15/2017	20	1,107,355	1,120,000	12,645
Russell E Mini 2000 Index	USD	12/15/2017	10	755,415	772,700	17,285
Total unrealized appreciation						60,769

At November 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
CBOE Volatility Index	USD	1/17/2018	20	280,967	260,500	20,467

Currency Abbreviation
USD	United States Dollar

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2017 is as follows:

Affiliate / Value($) at August 31, 2107	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at November 30, 2017
Deutsche Core Equity Fund 11,601,747	35,595	965,000	71,805	745,963	35,595	—	11,490,109
Deutsche Enhanced Commodity Strategy Fund 344,778	415	28,600	(9,324)	20,271	415	—	327,539
Deutsche European Equity Fund 1,744,413	—	147,100	16,233	52,752	—	—	1,666,298
Deutsche Floating Rate Fund 96,200	934	7,900	(460)	(202)	934		88,571
Deutsche Global High Income Fund 463,992	5,301	38,300	3,028	(4,244)	5,353	—	429,777
Deutsche Global Inflation Fund 2,035,509	—	2,021,176	49,911	(64,243)	—	—	—
Deutsche High Conviction Global Bond Fund 993,551	6,038	81,900	2,901	2,040	6,038	—	922,630
Deutsche High Income Fund 925,940	11,757	76,500	(1,753)	98	11,757	—	859,542
Deutsche Small Cap Core Fund 1,568,020	—	130,300	49,546	59,650	—	—	1,546,917
Deutsche Total Return Bond Fund 2,489,600	19,808	204,800	4,579	(19,550)	19,808	—	2,289,637
Deutsche U.S. Bond Index Fund 1,077,073	6,886	88,400	103	(13,689)	6,949	—	981,974
Deutsche Central Cash Management Government Fund 1,367,902	4,384,011	4,919,348	—	—	3,999	—	832,565
Total: 24,708,725	4,470,745	8,709,324	186,569	778,846	90,848	—	21,435,559

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$14,703,324	$—	$—	$14,703,324
Equity - Exchange-Traded Funds	3,073,338	—	—	3,073,338
Fixed Income - Bond Funds	5,899,670	—	—	5,899,670
Fixed Income - Exchange-Traded Funds	5,326,173	—	—	5,326,173
Short-Term U.S. Treasury Obligations	—	1,080,148	—	1,080,148
Money Market Fund	832,565	—	—	832,565
Derivatives (d)
Futures Contracts	81,236	—	—	81,236
Total	$29,916,306	$1,080,148	$—	$30,996,454

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 81,236

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Moderate Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018